PROVISIONS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Analysis of provision for onerous contracts:
At beginning of the year	$ 592	$ 1,019
Provision raised	277	592
Released to profit or loss	(592)	(1,019)
At the end of the financial year	$ 277	$ 592